UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2019

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 101.1%
Municipal Bonds — 101.1%
Arizona — 1.8%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	1.370%	1/1/46	$6,000,000	$6,000,000	(a)(b)
California — 0.9%
California Statewide CDA, MFH Revenue:
David Avenue Apartments, Series WW, LIQ - FHLMC	1.380%	12/1/42	1,200,000	1,200,000	(a)(b)(c)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	1.400%	4/1/25	1,100,000	1,100,000	(a)(b)(c)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.430%	10/1/39	700,000	700,000	(a)(b)(c)
Total California				3,000,000
Colorado — 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy Project, Series A, Refunding	1.290%	7/1/27	213,000	213,000	(a)(b)
Connecticut — 0.6%
Connecticut State HEFA Revenue, Trinity College, Series L, Refunding, LOC - JPMorgan Chase & Co.	1.370%	7/1/34	2,140,000	2,140,000	(a)(b)
Delaware — 1.2%
University of Delaware Revenue, Series C, SPA - TD Bank N.A.	1.390%	11/1/37	4,000,000	4,000,000	(a)(b)
District of Columbia — 0.6%
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, Refunding, LOC - Sumitomo Mitsui Banking	1.380%	10/1/39	1,510,000	1,510,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo Mitsui Banking	1.380%	10/1/21	600,000	600,000	(a)(b)(c)
Total District of Columbia				2,110,000
Florida — 3.6%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	1.360%	11/15/26	4,350,000	4,350,000	(a)(b)
Adventist Health System, Refunding	1.340%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	1.310%	11/15/33	1,495,000	1,495,000	(a)(b)
Adventist Health System, Refunding	1.350%	11/15/34	900,000	900,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2019 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Adventist Health System, Refunding	1.350%	11/15/35	$2,000,000	$2,000,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.350%	7/1/37	800,000	800,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, Series B, LOC - JPMorgan Chase & Co.	1.420%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				12,385,000
Georgia — 6.3%
Atlanta, GA, Third Lien Revenue, Series K-1	1.370%	9/16/19	5,000,000	5,000,000
Cobb County, GA, School District, Short-Term Construction Notes	3.000%	12/18/19	5,000,000	5,019,403
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	1.510%	4/1/32	2,930,000	2,930,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, Series A, LOC - Wells Fargo Bank N.A.	1.390%	12/1/27	4,050,000	4,050,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	1.360%	1/1/48	4,400,000	4,400,000	(a)(b)
Total Georgia				21,399,403
Hawaii — 1.4%
Hawaii State Department of Budget & Finance, Special Purpose Revenue:
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	1.800%	7/1/39	2,055,000	2,055,000	(a)(b)
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	1.800%	7/1/39	2,910,000	2,910,000	(a)(b)
Total Hawaii				4,965,000
Idaho — 1.7%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	1.400%	3/1/48	5,710,000	5,710,000	(a)(b)
Illinois — 4.4%
Aurora, IL, EDR, Aurora University, LOC - BMO Harris Bank N.A.	1.360%	3/1/35	600,000	600,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	1.400%	10/1/34	1,940,000	1,940,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	1.400%	4/1/31	7,350,000	7,350,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	29

Schedule of investments (cont’d)

August 31, 2019

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	1.390%	8/1/35	$1,865,000	$1,865,000	(a)(b)
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	1.400%	8/1/44	3,100,000	3,100,000	(a)(b)
Total Illinois				14,855,000
Indiana — 2.1%
Hobart, IN, EDR, Albanese Confectionery, Series A, LOC - BMO Harris Bank N.A.	1.400%	7/1/31	635,000	635,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, LIQ - FNMA	1.470%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC - PNC Bank N.A.	1.360%	5/1/34	2,195,000	2,195,000	(a)(b)
Total Indiana				7,295,000
Louisiana — 0.4%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, LA, Solid Waste Revenue, Exxon Project	1.390%	12/1/28	1,300,000	1,300,000	(a)(b)(c)
Maryland — 0.2%
Montgomery County, MD, Housing Opportunities Commission, MFH Revenue, Housing Development, Series C, LIQ - FHLMC/FNMA/GNMA, LOC - TD Bank N.A.	1.350%	7/1/36	735,000	735,000	(a)(b)
Massachusetts — 2.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.330%	7/1/46	1,225,000	1,225,000	(a)(b)
Massachusetts State HEFA Revenue:
Harvard University, Series Y	1.320%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.350%	7/1/27	700,000	700,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	1.340%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, Refunding, Series E, SPA - JPMorgan Chase & Co.	1.330%	8/1/37	3,765,000	3,765,000	(a)(b)
Total Massachusetts				6,690,000

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2019 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.8%
Michigan Finance Authority, State Aid Revenue, Series A-2, LOC - JPMorgan Chase & Co.	2.000%	8/20/20	$485,000	$488,242
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	1.390%	1/1/26	5,500,000	5,500,000	(a)(b)
Total Michigan				5,988,242
Minnesota — 0.5%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue, Mayo Clinic, Series B, Refunding, SPA - Northern Trust Company	1.350%	11/15/38	1,600,000	1,600,000	(a)(b)
Mississippi — 1.9%
Mississippi State Business Finance Corp., IDR:
Chevron USA Inc. Project, Series A	1.350%	11/1/35	1,300,000	1,300,000	(a)(b)
Chevron USA Inc. Project, Series C	1.350%	11/1/35	2,200,000	2,200,000	(a)(b)
Chevron USA Inc. Project, Series D	1.350%	11/1/35	3,000,000	3,000,000	(a)(b)
Total Mississippi				6,500,000
Missouri — 3.4%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase & Co.	1.420%	3/1/24	940,000	940,000	(a)(b)
Missouri State HEFA Revenue:
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	1.450%	2/1/33	335,000	335,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank N.A.	1.400%	10/1/24	6,950,000	6,950,000	(a)(b)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, Series A, LOC - Enterprise Bank & Trust	1.410%	12/1/29	3,260,000	3,260,000	(a)(b)(c)
Total Missouri				11,485,000
New York — 33.2%
Battery Park City Authority Revenue, NY, Sub-series D-2, Refunding, SPA - TD Bank N.A.	1.330%	11/1/38	3,500,000	3,500,000	(a)(b)
MTA, NY, Transportation Revenue:
BAN, Series A	4.000%	2/3/20	3,000,000	3,024,971
BAN, Series C	4.000%	7/1/20	2,000,000	2,043,588
Dedicated Tax Fund, Subseries B-1, LOC - Bank of Tokyo-Mitsubishi UFJ	1.340%	11/1/22	505,000	505,000	(a)(b)
Series E-1, LOC - U.S. Bank N.A.	1.420%	11/15/50	2,900,000	2,900,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	31

Schedule of investments (cont’d)

August 31, 2019

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, Series B, SPA - Sumitomo Mitsui Banking	1.260%	11/15/21	$2,700,000	$2,700,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, Subseries B-1, LOC - TD Bank N.A.	1.350%	8/1/29	1,000,000	1,000,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	1.360%	8/1/41	700,000	700,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.400%	4/1/42	8,400,000	8,400,000	(a)(b)
New York City, NY, HDC Revenue, Related West 89th St. Development, Series A, LIQ - FNMA, LOC - FNMA	1.370%	11/15/29	10,300,000	10,300,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Parkview II Apartments, Series A, LOC - Citibank N.A.	1.400%	12/1/37	1,500,000	1,500,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	1.400%	6/1/40	1,170,000	1,170,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase & Co.	1.280%	2/15/26	1,515,000	1,515,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	1.350%	7/1/25	2,305,000	2,305,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd.	1.410%	6/15/48	3,900,000	3,900,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - Bank of America N.A.	1.380%	6/15/48	3,550,000	3,550,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - PNC Bank N.A.	1.480%	6/15/48	1,600,000	1,600,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, Subordinated Series A, SPA - JPMorgan Chase & Co.	1.390%	8/1/45	7,150,000	7,150,000	(a)(b)
Future Tax Secured, Sustainable, Subordinated Series C-2, SPA - Landesbank Hessen-Thuringen	1.390%	8/1/31	1,000,000	1,000,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	1.300%	7/1/32	410,000	410,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2019 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, Series C, LOC - JPMorgan Chase & Co.	1.270%	7/1/33	$1,565,000	$1,565,000	(a)(b)
New York State Energy Research and Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.350%	6/1/36	9,400,000	9,400,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.350%	11/1/39	1,200,000	1,200,000	(a)(b)(c)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thuringen	1.390%	11/1/46	10,850,000	10,850,000	(a)(b)
42nd and 10th Associates LLC, Series A, LIQ - FHLMC, LOC - FHLMC	1.420%	11/1/41	6,100,000	6,100,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.390%	11/15/38	2,700,000	2,700,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.330%	5/15/37	1,000,000	1,000,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.330%	3/15/33	5,195,000	5,195,000	(a)(b)
State of New York Mortgage Agency Home-owner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	1.390%	10/1/35	1,000,000	1,000,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.390%	1/1/32	11,000,000	11,000,000	(a)(b)
Westchester County, NY, GO, TAN, Series B	3.000%	10/16/19	3,500,000	3,505,765
Total New York				112,689,324
North Carolina — 1.6%
City of Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.300%	7/1/36	5,480,000	5,480,000	(a)(b)
Ohio — 0.8%
Ohio State University Revenue, Series B-2	1.290%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	1.290%	6/15/26	620,000	620,000	(a)(b)
Total Ohio				2,870,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	33

Schedule of investments (cont’d)

August 31, 2019

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 1.4%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	$4,950,000	$4,950,000	(a)(b)
Pennsylvania — 1.4%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.360%	5/1/31	1,800,000	1,800,000	(a)(b)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.340%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC - TD Bank N.A.	1.350%	11/1/29	1,960,000	1,960,000	(a)(b)
Total Pennsylvania				4,760,000
South Carolina — 1.8%
Lexington County, SC, School District #1, GO, BAN, Series A	3.000%	10/30/19	5,000,000	5,011,590
North Charleston, SC, COP, Refunding, Public Facilities Convention Project, LOC - Bank of America N.A.	1.450%	9/1/19	1,035,000	1,035,000	(a)(b)
Total South Carolina				6,046,590
South Dakota — 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	1.350%	1/1/44	2,420,000	2,420,000	(a)(b)
Texas — 14.8%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System, Refunding	1.360%	6/1/27	8,945,000	8,945,000	(a)(b)
Methodist Hospital System, Subseries C-2	1.390%	12/1/27	3,700,000	3,700,000	(a)(b)
Series C	1.550%	11/25/19	5,000,000	5,000,000
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	1.390%	12/1/41	2,200,000	2,200,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	1.390%	12/1/41	5,400,000	5,400,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	1.330%	5/15/34	7,500,000	7,500,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	1.360%	8/1/37	9,885,000	9,885,000	(a)(b)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2019 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State:
GO, SPA - Sumitomo Mitsui Banking	1.500%	12/1/47	$2,700,000	$2,700,000	(a)(b)
TRAN	4.000%	8/27/20	5,000,000	5,130,350	(d)
Total Texas				50,460,350
Utah — 0.9%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B	1.340%	5/15/36	2,970,000	2,970,000	(a)(b)
Washington — 4.0%
Olympia, WA, EDC Revenue, Spring Air North-west Project, LOC - U.S. Bank N.A.	1.400%	11/1/23	625,000	625,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.360%	12/1/38	4,925,000	4,925,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.370%	5/1/28	3,350,000	3,350,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	1.440%	10/1/22	755,000	755,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.360%	10/1/29	1,525,000	1,525,000	(a)(b)
Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	1.360%	4/1/43	2,295,000	2,295,000	(a)(b)
Total Washington				13,475,000
Wisconsin — 4.0%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.420%	4/1/48	13,600,000	13,600,000	(a)(b)
Wyoming — 1.6%
Uinta County, WY, PCR, Chevron USA Inc. Project, Refunding	1.350%	8/15/20	4,400,000	4,400,000	(a)(b)
Wyoming CDA, SPA - Federal Home Loan Bank	1.420%	12/1/38	1,125,000	1,125,000	(a)(b)(c)
Total Wyoming				5,525,000
Total Investments — 101.1% (Cost — $343,616,909#)				343,616,909
Liabilities in Excess of Other Assets — (1.1)%				(3,846,573)
Total Net Assets — 100.0%				$339,770,336

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	35

Schedule of investments (cont’d)

August 31, 2019

Tax Free Reserves Portfolio

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes

CDA	— Communities Development Authority

COP	— Certificates of Participation

DFA	— Development Finance Agency

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

IFA	— Industrial Finance Agency

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCR	— Pollution Control Revenue

PSF	— Permanent School Fund

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

TRAN	— Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2019 Annual Report

Statement of assets and liabilities

August 31, 2019

Assets:
Investments, at value	$343,616,909
Cash	1,297
Interest receivable	680,339
Receivable for securities sold	635,000
Total Assets	344,933,545

Liabilities:
Payable for securities purchased	5,130,350
Trustees’ fees payable	954
Accrued expenses	31,905
Total Liabilities	5,163,209
Total Net Assets	$339,770,336

Represented by:
Paid-in capital	$339,770,336

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	37

Statement of operations

For the Year Ended August 31, 2019

Investment Income:
Interest	$5,830,523

Expenses:
Investment management fee (Note 2)	548,259
Fund accounting fees	51,260
Audit and tax fees	47,319
Legal fees	27,887
Trustees’ fees	9,778
Custody fees	3,053
Interest expense	1,698
Miscellaneous expenses	93
Total Expenses	689,347
Less: Fee waivers and/or expense reimbursements (Note 2)	(548,259)
Net Expenses	141,088
Net Investment Income	5,689,435
Net Realized Gain on Investments	2,884
Increase in Net Assets From Operations	$5,692,319

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2019 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2019	2018

Operations:
Net investment income	$5,689,435	$4,442,095
Net realized gain (loss)	2,884	(1,708)
Increase in Net Assets From Operations	5,692,319	4,440,387

Capital Transactions:
Proceeds from contributions	456,760,446	283,029,891
Value of withdrawals	(471,354,607)	(360,259,143)
Decrease in Net Assets From Capital Transactions	(14,594,161)	(77,229,252)
Decrease in Net Assets	(8,901,842)	(72,788,865)

Net Assets:
Beginning of year	348,672,178	421,461,043
End of year	$339,770,336	$348,672,178

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2019 Annual Report	39

Financial highlights

For the years ended August 31:
	2019	2018	2017	2016	2015

Net assets, end of year (millions)	$340	$349	$421	$1,315	$1,261
Total return[1]	1.56%	1.16%	0.70%	0.19%	0.05%

Ratios to average net assets:
Gross expenses	0.19%	0.20%	0.20%	0.18%	0.18%
Net expenses[2,3]	0.04	0.05	0.05	0.03	0.03
Net investment income	1.56	1.14	0.69	0.20	0.05

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Tax Free Reserves Portfolio 2019 Annual Report	41

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$343,616,909	—	$343,616,909

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

42	Tax Free Reserves Portfolio 2019 Annual Report

(e) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Tax Free Reserves Portfolio 2019 Annual Report	43

Notes to financial statements (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $548,259.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, such purchase and sale transactions were $398,880,000 and $282,270,000, respectively.

3. Derivative instruments and hedging activities

During the year ended August 31, 2019, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13.

44	Tax Free Reserves Portfolio 2019 Annual Report

The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Tax Free Reserves Portfolio 2019 Annual Report	45

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Tax Free Reserves Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 20, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 21, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

46	Tax Free Reserves Portfolio 2019 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Tax Free Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Elliott J. Berv

Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Mark T. Finn

Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Tax Free Reserves Portfolio	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

22	Tax Free Reserves Portfolio

Independent Trustees† (cont’d)

R. Richardson Pettit

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during the past five years	Retired; formerly, Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 141 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	132
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Tax Free Reserves Portfolio	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey
Legg Mason
100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel
Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

24	Tax Free Reserves Portfolio

Additional Officers (cont’d)

Thomas C. Mandia
Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci**
Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly
Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron serve as Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

Tax Free Reserves Portfolio	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

**	Effective September 23, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

26	Tax Free Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2018 and August 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $180,150 in August 31, 2018 and $160,335 in August 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $13,865 in August 31, 2018 and $15,000 in August 31, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $20,500 in August 31, 2018 and $0 in August 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2018 and August 31, 2019; Tax Fees were 100% and 100% for August 31, 2018 and August 31, 2019; and Other Fees were 100% and 100% for August 31, 2018 and August 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $432,645 in August 31, 2018 and $463,263 in August 31, 2019.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 24, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: October 24, 2019